ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - USD ($)	Sep. 30, 2019	Sep. 30, 2018
ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES
Accounts Payable	$ 24,725	$ 22,100
Accrued Liabilities and Other Payables	218,380	187,920
TOTAL	$ 243,105	$ 210,020